Supplementary cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information
Supplementary cash flow information
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2019	2018	2017
Non-cash trading balances settled by Seadrill (1)	—	—	9.2

(1) In the year ended December 31, 2017, $15.3 million of shareholder loans was repaid to a subsidiary of Seadrill, comprised of $6.1 million of cash settlements and a $9.2 million forgiveness of certain trading balances owed to us by Seadrill.